Note 6 - Long-term Bank Loans - Summary of Long-term Debt (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Long-term debt, gross	$ 59,744,920	$ 67,301,300
Less: Current portion	(14,994,920)	(20,891,840)
Long-term portion	(44,750,000)	(46,409,460)
Deferred charges, current portion	200,860	246,520
Deferred charges, long-term portion	310,084	189,432
Long-term bank loans, current portion net of deferred charges	14,794,060	20,645,320
Long-term bank loans, long-term portion net of deferred charges	44,439,916	46,220,028
Euroseas Ltd.	0	2,500,000
Joanna Maritime Ltd., Jonathan John Shipping Ltd., Corfu Navigation Ltd., Bridge Shipping Ltd, Noumea Shipping Ltd., Gregos Shiping Ltd. [Member]
Long-term debt, gross	0	24,625,000
Joanna Maritime Ltd., Noumea Shipping Ltd., Gregos Shipping Ltd. [Member]
Long-term debt, gross	12,200,000	0
Diamantis Shipowners Ltd. [Member]
Long-term debt, gross	2,544,920	3,026,300
Spetses Shipowners Ltd., Kea Shipowners Ltd., Hydra Shipowners Ltd. [Member]
Long-term debt, gross	8,900,000	11,150,000
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd. [Member]
Long-term debt, gross	26,100,000	28,500,000
Jonathan John Shipping Ltd., and Corfu Navigation Ltd. [Member]
Long-term debt, gross	$ 10,000,000	$ 0